Commitments (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	R$ 15,255,890
Contractual obligations - investments	23,777,535
Total	39,033,425
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	6,173,235
Contractual obligations - investments	13,116,128
Total	19,289,363
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	3,844,890
Contractual obligations - investments	8,356,462
Total	12,201,352
Later Than Three Year And Not Later Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,588,794
Contractual obligations - investments	1,852,640
Total	3,441,434
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	3,648,971
Contractual obligations - investments	452,305
Total	R$ 4,101,276